Report of Directors Corporate Governance - Stakeholder measures for Noel Quinn and Georges Elhedery (Details)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Weighting (%)	100.00%
Customer satisfaction
Disclosure of transactions between related parties [line items]
Weighting (%)	15.00%
Assessment (%)	75.00%
Employee experience
Disclosure of transactions between related parties [line items]
Weighting (%)	10.00%
Assessment (%)	70.00%
Inclusion index, snapshot survey, percentage	78.00%
Gender representation in leadership
Disclosure of transactions between related parties [line items]
Increase in female leadership representation	0.50%
Female leadership representation %	34.60%
Asian employees represented in leadership
Disclosure of transactions between related parties [line items]
Increase in Asian employee representation	1.50%
Asian employee representation %	39.30%
Black employees represented in leadership
Disclosure of transactions between related parties [line items]
Black employee representation %	3.00%
Wider society
Disclosure of transactions between related parties [line items]
Weighting (%)	5.00%
Assessment (%)	50.00%